Provisions for risks and charges	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions for risks and charges
33. Provisions for risks and charges
The provisions for risks and charges, which amount to €33,550 thousand in 2022 (€58,648 thousand in 2021), represent management’s best estimate of the amount of potential liabilities. In the Directors’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the liabilities that could arise from the underlying circumstances.
The following tables show the movement of the provision for risks and charges in 2022 and 2021:

(€ thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provision	Total provisions
At January 1, 2022	28,656	14,293	10,049	5,650	58,648
of which current	—	2,288	10,049	1,756	14,093
of which non-current	28,656	12,005	—	3,894	44,555
Provisions	91	2,770	2,240	2,425	7,526
Releases	(986)	(3,144)	(174)	(1,172)	(5,476)
Utilizations	(26,780)	(116)	(1,578)	(628)	(29,102)
Exchange differences	2,088	(58)	(94)	(44)	1,892
Reclassifications and other	(2,405)	1,063	(897)	2,301	62
At December 31, 2022	664	14,808	9,546	8,532	33,550
of which current	—	909	9,546	3,514	13,969
of which non-current	664	13,899	—	5,018	19,581
The provision for fiscal and legal risks includes provisions for various litigated matters that have occurred in the ordinary course of business.
At December 31, 2021, the provision for legal and fiscal risks included €28,254 thousand for a legal claim related to a lease agreement in the United States. In February 2022, an unfavorable judgment was handed down against the Group in respect of the claim and following a settlement agreement with the claimant, the Group made a payment of €25,698 thousand in 2022 and the remaining provision was reclassified to other current liabilities.
The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations, except as otherwise described above.